Condensed Consolidated Statements of Cash Flows (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 26, 2023	Sep. 30, 2023	Dec. 31, 2022
Aspire Biopharma Inc [Member]
Common stock, par value	$ 0.01	$ 0.01			$ 0.01
Common Stock [Member]
Common stock, par value			$ 0.0001
Common Stock [Member] | Aspire Biopharma Inc [Member]
Common stock, par value	$ 0.005	$ 0.005		$ 0.005	$ 0.005